Earnings Per Common Share Summary of Anti-Dilutive equity awards not included in Earnings per Share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,791	3,582